Taxes on income - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Owned, Federal Income Tax Note [Line Items]
Decrease in provision for tax on trapped earnings due to utilization in period	$ 71	$ 71
Increase in provision for tax on trapped earnings due to additional provision recognized		7
Undistributed earnings of foreign subsidiaries		25,768
Deferred tax liability not recognized, undistributed earnings of foreign subsidiaries		4,125
Interest on income taxes accrued		168	$ 76
Unrecognized Tax Benefits, Interest on Income Taxes Expense		$ 92	$ 25	$ 51
Approved Enterprise and Beneficiary Enterprise | Minimum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		0.00%
Approved Enterprise and Beneficiary Enterprise | Maximum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		10.00%